                       Pilgrim America Prime Rate Trust


                                  [ART WORK]


                             First Quarter Report
                                 May 31, 1997

                        Pilgrim America Prime Rate Trust

                              First Quarter Report

                                  May 31, 1997

                                    -----

                               Table of Contents

                    Letter to Shareholders.............. 2
                    Shareholder Letter Footnotes........ 5
                    Statistics and Performance.......... 6
                    Performance Footnotes............... 8
                    Additional Notes and Information.... 9
                    Portfolio of Investments............10
                    Fund Advisor and Agents.............18

                                    -----

                       Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


Dear Fellow Shareholders,


Pilgrim America Prime Rate Trust (the "Trust") continued to be ranked first in the Loan Participation Fund cagetory established by Lipper Analytical Services, Inc. ("Lipper") among seven, five and five funds for the one, three and five-year periods ended May 31, 1997, respectively.(1) Dividends declared during the quarter totaled $0.21, which based on ending net asset value ("NAV") equates to a rate of 8.74% per annum.(2) During the period the Prime Rate averaged 8.43% and 60-day LIBOR averaged 5.63%.(3) The Trust's dividend adjusted month-end NAV ranged between $9.34 and $9.36 reflecting the impact of asset revaluations during the period. Thus the Trust accomplished its objective of providing a high current yield consistent with the preservation of capital.

Market Place

The Trust is highly dependent on the primary market for investments. During the first quarter, the primary market was relatively subdued. This tendency reversed towards the end of the quarter and the flow of new, attractive deals increased dramatically in May.

Meanwhile, new investors continued to enter the market exerting further downward pressure on pricing. In addition to the continuous growth of other prime funds, insurance companies, high yield mutual funds and pension funds, we have also seen exponential growth of specialized investment vehicles known as "Collateralized Debt Obligations". These vehicles are similar in structure to Collateralized Mortgage Obligations. They invest in various types of bonds, senior loans and other instruments. They are funded through several tranches of structured capital each designed to meet rating agency parameters to achieve a given rating. These vehicles are forced to invest very quickly and with pre-ordained diversity. Rapid and full investment is achieved at a significant cost to yield. The result is unnatural pressure on prices and spreads in the primary market for senior loans. Because of the Trust's long history in this market, and as a result of its larger size following the rights offering and use of leverage, the Trust has been able to maintain its important market position and has been able to select the transactions in which it has invested. We have decided to forgo margin but have chosen to value the maintenance of credit quality more highly than reaching for the last 50 basis points of yield.

Asset Quality

On February 28, 1997 non-performing loans represented 2.35% of net assets or 1.86% of total assets. On May 31, 1997 these percentages had declined to 1.84% and 1.39%, respectively. Our valuation procedures ensure that all assets, including those which are impaired, are carried on the books of the Trust

                       Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

at fair value. The Trust's NAV thus reflects management's view of the value which will be realized at maturity, through workout, sale or liquidation, as applicable in each case. The composition of the Trust's non-performing assets changed during the quarter as one transaction was worked out and no new problem credits developed. In general, the condition of the portfolio remains stable.

As we have observed before, a key to NAV stability is diversification. The Trust's industry concentration as of May 31, 1997 is shown in Chart One. By means of comparison, Chart Two shows by industry sector how the primary market was concentrated during the first quarter. As you can see, the Trust has avoided the high degree of focus on Media / Communications which was represented in the primary market.

--------------------------------------------------------------------------------
                    CHART ONE: Trust Concentration*
                        % of total senior loans

General Industry                                                        31%
Personal, Food and Miscellaneous Services                               27%
Healthcare, Education and Childcare                                     10%
Media/Communications                                                    10%
Electronics                                                              7%
Chemicals, Plastics and Rubber                                           6%
Leisure, Amusements, Motion
  Pictures, and Entertainment                                            6%
Home and Office Furnishings, Housewares and
  Durable Consumer Products                                              3%
--------------------------------------------------------------------------------
                       CHART TWO: Market Concentration

Media/Communications                                                    30%
General Industry                                                        19%
Healthcare, Education and Childcare                                     12%
Electronics                                                              9%
Home and Office Furnishings, Housewares and
  Durable Consumer Products                                              7%
Personal, Food and Miscellaneous Services                                7%
Chemicals, Plastics and Rubber                                           5%
Buildings and Real Estate                                                4%
Machinery                                                                4%
Leisure, Amusements, Motion Pictures, and Entertainment                  3%
--------------------------------------------------------------------------------

* In these charts, we have amalgamated certain concentrations to conform to the market concentrations computed by NationsBank.

                       Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Portfolio Changes

During the quarter new investments included Duo-Tang, Inc., Huntsman Chemical, Del Monte Corporation, GEO Specialty Chemicals, Evergreen International, Laidlaw Environmental Services, Inc. and Interstate Hotels Corporation. Transactions repaid or sold included Smith's Food & Drug Co., Continental Micronesia, Glenoit Mills, Inc., Liggett Group, Inc., Eller Media Company, CSK Auto, Inc. and America's Favorite Chicken Co.

Outlook

We expect a continuation of the trend towards lower spreads and fees which has been evident for the last year. This will tend to lower investment income. We expect to maintain our use of leverage while asset quality remains acceptable and while the Trust's access to appropriate assets results from its significant size and buying power. This allows a marginal increase in returns to the Trust. Interest rates seem likely to remain relatively stable. We believe that lack of inflation, improved operating efficiency of corporations, steady corporate profitability and increasing evidence that non-inflationary GDP growth may be sustainable even with unemployment below 5% gives the Federal Reserve little reason to increase rates further. If the economic model has indeed shifted, allowing for an even longer cyclical upswing, short-term interest rates may have a tendency to fall slightly. Hence, we see a relatively stable environment for interest rates and in consequence, for the Trust's dividends. Any bias for change in the general level of dividends is likely to result from marginally lower short-term interest rates and further downward pressure on spreads.

On behalf of the entire team of Pilgrim America professionals, we thank you for your support and interest. We welcome your comments and questions.

Sincerely,

/s/: Howard Tiffen                            /s/: Robert Stallings
Howard Tiffen                                 Robert Stallings
President and                                 Chairman and CEO
Senior Portfolio Manager                      Pilgrim America Investments, Inc.
Pilgrim America Investments, Inc.             June 20, 1997

June 20, 1997

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                       Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
SHAREHOLDER LETTER FOOTNOTES
--------------------------------------------------------------------------------

(1) Lipper Analytical Services, Inc. ranked the Trust for total return, without deducting sales charges and assuming reinvestment of all dividends and capital gains distributions but not reflecting the January 1995 and November 1996 rights offerings. The Trust's expenses were partially waived for the fiscal year ended February 29, 1992.

(2) The distribution rate is calculated by annualizing the dividends declared in each month and dividing the resulting annualized dividend amount by the Trust's net asset value or the NYSE closing price, as applicable at the end of the period. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management.

(3) Source: Bloomberg Financial Markets. LIBOR is the London Inter-Bank Offered Rate and is the benckmark for determining the interest paid on more than 90% of the senior loans in the Trust's portfolio.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost.

The views expressed in this letter reflect those of the portfolio manager, only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                       Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE as of May 31, 1997
--------------------------------------------------------------------------------

Portfolio Characteristics

        Net Assets                                       $1,032,102,177
        ---------------------------------------------------------------
        Assets Invested in Senior Loans                  $1,321,447,107
        ---------------------------------------------------------------
        Total Number of Senior Loans                                128

        ---------------------------------------------------------------
        Average Amount Outstanding per Loan                 $10,323,806
        ---------------------------------------------------------------
        Total Number of Industries                                   27
        ---------------------------------------------------------------
        Quarterly Portfolio Turnover Rate                            22%
        ---------------------------------------------------------------
        Average Loan Amount per Industry                 $   48,942,485
        ---------------------------------------------------------------
        Weighted Average Days to Interest Rate Reset            49 days
        ---------------------------------------------------------------
        Average Loan Maturity                                 66 months
        ---------------------------------------------------------------
        Average Age of Loans Held in Portfolio                11 months
        ---------------------------------------------------------------

        *Includes loans and other debt received through restructures


                                     Top 10
                                Industries as a
                                % of Net Assets

                    Aerospace Products & Services        12.6%
                    Electronic Equipment                  9.4%
                    Food / Tobacco Products & Serv.       8.3%
                    Diversified Serv. / Entertainment     8.2%
                    Health & Beauty Products              7.8%
                    Media/Broadcast                       7.7%
                    Industrial Equipment                  6.5%
                    Food Stores                           6.3%
                    Healthcare Services                   5.6%
                    Diversified Manufacturing             5.4%

                                    Top 10
                                 Senior Loans
                             as a % of Net Assets

                    MAFCO Financial Corp.                 4.1%
                    Favorite Brands International         3.4%
                    Silgan Corp.                          2.8%
                    Ralph's Grocery Co.                   2.6%
                    Boston Chicken, Inc.                  2.4%
                    Community Health Systems              2.4%
                    Huntsman Chemical                     2.2%
                    Dade International                    2.2%
                    Atlas Freighter Leasing               1.9%
                    International Home Foods              1.9%

                       Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE as of May 31, 1997
--------------------------------------------------------------------------------

                              Distribution Rates

                          30-Day    30-Day     Annualized        Annualized
                  Prime  Yield at  Yield at   Distribution      Distribution
Quarter-ended     Rate   NAV(A,D)  MKT(A,D)  Rate at NAV(B,D)  Rate at MKT(B,D)

August 31, 1996   8.25%   8.41%     8.17%         8.56%            8.32%
November 30, 1996 8.25%   9.64%     9.72%         8.78%            8.85%
February 28, 1997 8.25%   8.44%     7.97%         8.69%            8.22%
May 31, 1997      8.50%   9.72%     9.15%         8.74%            8.23%

This table sets forth the Trust's monthly dividend performance which is summarized quarterly.

--------------------------------------------------------------------------------
                         Average Annual Total Returns

                                                 NAV          MKT

Year To Date                                     3.35%        5.55%
1 Year                                           7.79%       13.62%
3 Years                                          8.55%       10.44%
5 Years                                          7.90%       11.00%
Since Trust Inception (G,I)                      8.49%         N/A
Since Intitial Trading on NYSE (H)                N/A        11.35%

Assumes rights were exercised and excludes sales charges and commissions.(C,D,E,F)

                     See performance footnotes on page 8.

                       Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PERFORMANCE FOOTNOTES
--------------------------------------------------------------------------------

(A) Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve month period to derive the Trust's yield consistent with the SEC standardized yield formula for open-end investment companies.

(B) The distribution rate is calculated by annualizing the dividends declared in each month and dividing the resulting annualized dividend amount by the Trust's net asset value (in the case of NAV) or the NYSE closing price
    (in the case of Market) at the end of the period.

(C) Calculation of total returns assume a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE closing price (in the case of Market) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price. The Trust's average annual total returns on an NAV basis with a 3% sales charge and assuming rights were exercised through May 31, 1997 were 7.24% and 8.13% for the five-year and since inception periods, respectively. The average annual total returns based on market price assuming rights were exercised with a brokerage commission are not presented.

(D) As part of the 1996 rights offering (see F), the Investment Manager has voluntarily reduced its management fee for the period from November 1996 through November 1999.

(E) On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charges against the offering proceeds.

(F) On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

(G) Inception date - May 12, 1988.

(H) Initial trading on NYSE - March 9, 1992.

(I) Reflects a partial waiver of fees.

         Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost.

                       Pilgrim America Prime Rate Trust


--------------------------------------------------------------------------------
ADDITIONAL NOTES AND INFORMATION
--------------------------------------------------------------------------------


DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Trust shareholders are paid distributions in cash unless they elect to reinvest the payments in additional shares of the Trust, at reduced brokerage commissions, pursuant to the Dividend Reinvestment and Cash Purchase Plan. This Plan also allows shareholders to make periodic cash purchases. For a copy of the Plan, or for more information, contact our Shareholder Service Department at 1-800-331-1080.

KEY FINANCIAL DATES - Calendar 1997 Dividends:

              DECLARATION DATE  EX-DATE      PAYABLE DATE

                  January 31    February 6   February 21
                  February 28   March 6      March 20
                  March 31      April 8      April 22
                  April 30      May 8        May 22
                  May 30        June 5       June 19
                  June 30       July 8       July 22
                  July 31       August 7     August 21
                  August 29     September 4  September 18
                  September 30  October 8    October 23
                  October 31    November 6   November 20
                  November 28   December 4   December 18
                  December 19   December 29  January 13, 1998


         Record date will be two business days after each Ex-Date. These dates are subject to change.

STOCK DATA

The Trust's shares are traded on the New York Stock Exchange (Symbol: PPR). The Trust's name changed to Pilgrim America Prime Rate Trust and its cusip number changed to 720906 10 6 effective April 12, 1996. The Trust's NAV and market price are published weekly under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1997
--------------------------------------------------------------------------------

                                  SENIOR LOANS*
          (Dollar weighted portfolio interest reset period is 49 days)

     Principal
      Amount                                                                       Loan       Stated
     (000's)                           Industry/Borrower                           Type      Maturity                Value
     ---------                         -----------------                           ----      --------                -----
                 Aerospace Products & Services:  12.6%
     $  5,060    Aerostructures Corp. (airframe and component manufacturer)     Term B       09/30/03       $           5,060,000
        1,840      Aerostructures Corp.                                         Term C       09/30/04                   1,840,000
       20,000    Atlas Freighter Leasing (air cargo carrier)                    Term         05/29/04                  20,000,000
       14,925    Banner Aerospace (aerospace fasteners)                         Term B       07/01/03                  14,925,000
        9,680    Continental Airlines (airline)                                 Term         12/31/06                   9,680,487
        9,000    Erickson Air-Crane Co. (heavy lift helicopters)                Term B       12/31/04                   9,000,000
       15,000    Evergreen International (air cargo carrier)                    Term B       05/07/03                  15,000,000
        8,839    Fiberite, Inc. (plastic composite manufacturer)                Term B       12/31/01                   8,839,286
        2,936    Grimes Aerospace Corp. (aerospace products)                    Revolver     12/31/99                   2,935,669
       16,119      Grimes Aerospace Corp.                                       Term         12/31/99                  16,118,731
        4,988    Mag Aerospace Industries (aircraft component supplier)         Term B       06/15/03                   4,987,500
        7,212    Technetics Corp. (aircraft engine components)                  Term         06/20/02                   7,212,121
       14,500    Tri Star/Odyssey, Inc. (aerospace hardware distributor)        Term         09/30/03                  14,500,000
                                                                                                            ----------------------
                                                                                                                      130,098,794
                                                                                                            ----------------------
                 Apparel Products:  2.4%
        6,895    Humphreys, Inc. (belts and personal leather goods)             Term B       11/15/03                   6,895,000
        7,137    Scovill Fasteners (metal fasteners for apparel products)       Term B       01/24/03                   7,136,898
        4,804      Scovill Fasteners                                            Lease        10/15/02                   4,803,700
        6,300    The William Carter Co. (children's clothing)                   Term B       10/31/03                   6,300,000
                                                                                                            ----------------------
                                                                                                                       25,135,598
                                                                                                            ----------------------
                 Communications:  3.0%
        7,920    Executone Business Solutions (telecommunication service)       Term B       07/01/03                   7,920,000
        9,714    Shared Technologies, Inc. (communication services)             Term B       03/31/03                   9,714,286
        3,500    Sprint Spectrum L.P. (wireless telephone operator)             Term         02/10/06                   3,500,000
       10,000    Teletouch Communications (rural paging services)               Term A       11/30/03                  10,000,000
                                                                                                            ----------------------
                                                                                                                       31,134,286
                                                                                                            ----------------------
                 Construction Products and Services:  0.5%
        4,000    The Presley Companies (homebuilder)                            Revolver     05/20/98                   4,000,000

        1,455    United Building Materials, Inc. (stone and concrete
                 products)(4)                                                   Term         04/30/96                   1,418,271
                                                                                                            ----------------------
                                                                                                                        5,418,271
                                                                                                            ----------------------
                 Container Products:  2.8%
        1,172    Silgan Corp. (metal and plastic containers)                    Term A       03/15/01                   1,172,154
       27,373      Silgan Corp.                                                 Term B       03/15/02                  27,372,673
                                                                                                            ----------------------
                                                                                                                       28,544,827
                                                                                                            ----------------------
                 Diversified Manufacturing:  5.4%
        5,645    Cambridge Industries, Inc. (automotive plastics)               Term B       05/17/02                   5,644,977
        6,350      Cambridge Industries, Inc.                                   Term C       11/17/03                   6,350,273
        2,822      Cambridge Industries, Inc.                                   Term D       05/17/04                   2,822,414
        9,969    Capital Tool & Design (brake backing plates)                   Term B       07/19/03                   9,968,750

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1997
--------------------------------------------------------------------------------

     Principal
      Amount                                                                       Loan       Stated
     (000's)                           Industry/Borrower                           Type      Maturity                Value
     ---------                         -----------------                           ----      --------                -----
                 Diversified Manufacturing (continued)
      $ 6,967    Desa International (specialty equipment manufacturing)         Term A       08/31/01                 $ 6,967,005
        7,432      Desa International                                           Term B       02/28/03                   7,432,365
          276 @  KDI Corp. (defense and leisure products) (2)                   Term A       12/31/96                      16,791
           13 @    KDI Corp. (2)                                                Term B       12/31/96                      13,187
        2,764    Rayovac Corp. (battery manufacturer)                           Term B       09/30/03                   2,763,889
        2,764      Rayovac Corp.                                                Term C       09/30/04                   2,763,889
        7,375 @  Rowe International, Inc. (vending, jukebox, currency
                   machines) (1)                                                Term C       12/31/96                   4,056,250
        7,157    Worldwide Sports & Recreation Corp. (optics, sports
                   products)                                                    Term B       03/31/01                   6,977,665
                                                                                                            ----------------------
                                                                                                                       55,777,455
                                                                                                            ----------------------
                 Diversified Services/Entertainment:  8.2%
        7,094    AMF Group (bowling centers and equipment)                      Axel A (A)   05/01/03                   7,165,283
        4,434      AMF Group                                                    Axel B (A)   05/01/04                   4,478,578
        6,825    Bankers Systems, Inc. (compliance services to banking
                   industry)                                                    Term B       11/01/02                   6,825,000

        6,428    Doubletree Corp. (hotel management)                            Term B       05/08/04                   6,428,453
        7,000    Interstate Hotels Corp. (hotel management and ownership)       Term C       06/25/04                   7,000,000
       42,400    MAFCO Financial Corp. (diversified services and
                   entertainment)                                               Term         03/20/99                  42,400,000
       10,570    Sunset Station Hotel and Casino, Inc. (gaming)                 Term         09/30/00                  10,570,000
                                                                                                            ----------------------
                                                                                                                       84,867,314
                                                                                                            ----------------------
                 Electronic Equipment:  9.4%
        7,500    Celestica (diversified electronic device manufacturer)         Term B       06/30/03                   7,500,000
        6,006    Details, Inc. (circuit board manufacturer)                     Term         02/13/01                   6,006,356
       12,375    Dictaphone Acquisition, Inc. (dictation and recording
                    equipment)                                                  Term         06/30/02                  12,375,000
        4,178    Elgar Electronics (electronic testing equipment)               Term B       03/31/03                   4,177,781
        7,458    Fairchild Semiconductor Corp. (electronic equipment)           Term B       03/11/03                   7,458,333
        8,780    Intesys Technologies, Inc. (contract engineering and
                   manufacturing)                                               Term B       12/31/01                   8,780,488
        9,857    OK Industries (circuit board soldering systems)                Term         10/31/02                   9,857,143
        5,000    Packard Bioscience Co. (analytical instrument manufacturer)    Term B       03/13/03                   5,000,000
        9,975    Phase Metrics, Inc. (computer testing equipment)               Term A       11/30/01                   9,975,000
       14,850    PSC Incorporated (scanning equipment)                          Term B       06/28/02                  14,850,000
        6,000    Telex Communications Group (electronic equipment)              Term B       11/06/04                   6,000,000
        5,000    Viasystems, Inc. (electronic equipment)                        Term A       04/11/07                   5,000,000
                                                                                                            ----------------------
                                                                                                                       96,980,101
                                                                                                            ----------------------
                 Energy:  3.6%
        3,846    Centennial Resources (coal mining)                             Term A       03/31/02                   3,846,154
        8,654      Centennial Resources                                         Term B       03/31/04                   8,653,846
        5,000    GEO Specialty Chemicals (specialty chemicals)                  Term A       09/25/02                   5,000,000
       10,000      GEO Specialty Chemicals                                      Term B       03/25/04                  10,000,000
       10,000    IRI International Co. (oil field services)                     Term A       03/31/02                  10,000,000
                                                                                                            ----------------------
                                                                                                                       37,500,000
                                                                                                            ----------------------
                 Food/Tobacco Products and Services:  8.3%
        2,563    Bumble Bee Seafoods, Inc. (canned seafood)(4)                  Term A       09/15/96                   2,562,500
        3,750      Bumble Bee Seafoods, Inc.(4)                                 Term B       09/15/96                   3,750,000

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1997
--------------------------------------------------------------------------------

     Principal
      Amount                                                                       Loan       Stated

     (000's)                           Industry/Borrower                           Type      Maturity                Value
     ---------                         -----------------                           ----      --------                -----
                 Food/Tobacco Products and Services(continued)
      $ 8,100    Del Monte Corp. (food manufacturing and distribution)          Term B       03/31/05                 $ 8,100,000
        4,444    Edward's Baking Co. (food service bakery)                      Term B       09/30/02                   4,443,750
       30,506    Favorite Brands International (confectionary manufacturer)     Term B       08/01/04                  30,506,013
        5,000      Favorite Brands International (confectionary manufacturer)   Term C       02/01/05                   5,000,000
       10,797    International Home Foods (food product manufacturer)           Term B       10/30/04                  10,797,297
        9,176      International Home Foods                                     Term C       10/30/05                   9,175,676
        7,074    Van De Kamp's (frozen foods)                                   Term B       04/30/03                   7,074,464
        4,433      Van De Kamp's                                                Term C       09/30/03                   4,432,990
                                                                                                            ----------------------
                                                                                                                       85,842,690
                                                                                                            ----------------------
                 Food Stores:  6.3%
        1,094    Pathmark Stores, Inc. (northeastern states supermarkets)       Revolver     07/31/98                   1,092,383
        1,865      Pathmark Stores, Inc.                                        Term A       07/31/98                   1,863,018
       27,000    Ralph's Grocery Co. (Southern California supermarkets)         Term B       02/15/04                  27,000,000
       15,000    Schwegmann Giant Supermarket (Louisiana supermarkets)          Term B       01/31/04                  15,000,000
       16,282    Star Markets Co., Inc. (Boston area supermarkets)              Term B       12/31/01                  16,281,694
        3,500      Star Markets Co., Inc.                                       Term C       12/31/03                   3,500,000
                                                                                                            ----------------------
                                                                                                                       64,737,095
                                                                                                            ----------------------
                 Furniture & Garden Products:  2.0%
       13,916    Lifestyle Furnishings International (furniture)                Term B       06/20/04                  13,916,034
        6,957    Simmons Company (mattress manufacturer)                        Term B       03/31/03                   6,956,774
                                                                                                            ----------------------
                                                                                                                       20,872,808
                                                                                                            ----------------------
                 General Merchandise Retailing:  3.2%
       19,250    Liberty House, Inc. (Hawaii department store chain)            Term B       06/30/02                  19,250,000
        6,444    Peebles, Inc. (department store chain)                         Term A       04/30/01                   6,444,250
        7,836      Peebles, Inc.                                                Term B       04/30/02                   7,836,400
                                                                                                            ----------------------
                                                                                                                       33,530,650
                                                                                                            ----------------------
                 Healthcare Services:  5.6%
        9,007    Community Health Systems (hospitals)                           Term B       12/31/03                   9,006,849
        9,007      Community Health Systems                                     Term C       12/31/04                   9,006,849
        6,781      Community Health Systems                                     Term D       12/31/05                   6,780,822
        6,000    Covenant Care, Inc. (long-term healthcare facilities)          Term         06/30/99                   6,000,000
        9,929    Mediq/PRN Life Support, Inc. (hospital equipment leasing)      Term         09/28/98                   9,929,474
        5,000    Prime Medical Supplies (lithotripter services)                 Term B       04/30/03                   5,000,000
       12,000    24-Hour Fitness, Inc. (health club operator)                   Term         05/31/00                  12,000,000
                                                                                                            ----------------------
                                                                                                                       57,723,994
                                                                                                            ----------------------
                 Health & Beauty Products:  7.8%
        5,139    Dade International (medical testing equipment manufacturer)    Term B       12/31/02                   5,139,491
        5,139      Dade International                                           Term C       12/31/03                   5,139,491
       12,397      Dade International                                           Term D       12/31/04                  12,397,091
        9,250    Eye Care Centers, Inc. (retail eye care products and services) Term         09/26/02                   9,250,000

        8,866    Hanger Orthopedics Group (orthopedic and prosthetic services)  Term B       12/31/01                   8,865,638
       17,067    ICON Health & Fitness Co. (exercise equipment)                 Term B       11/14/01                  17,067,435

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1997
--------------------------------------------------------------------------------

     Principal
      Amount                                                                       Loan       Stated
     (000's)                           Industry/Borrower                           Type      Maturity                Value
     ---------                         -----------------                           ----      --------                -----
                 Health & Beauty Products (continued)
      $ 4,144    IMED/IVAC Corp. (infusion pumps)                               Term B       11/30/03                 $ 4,144,175
        4,144      IMED/IVAC Corp.                                              Term C       11/30/04                   4,144,175
        3,900      IMED/IVAC Corp.                                              Term D       05/31/05                   3,900,400
       10,000    Medtech Products, Inc. (non-prescription consumer
                   medications)                                                 Term B       10/15/02                  10,000,000
                                                                                                            ----------------------
                                                                                                                       80,047,896
                                                                                                            ----------------------

                 Industrial Chemicals:  3.6%
        9,111    Cedar Chemical Corp. (specialty chemicals)                     Term B       10/30/03                   9,111,250
       15,000    Huntsman Chemical (specialty chemicals)                        Term         03/15/07                  15,000,000
        3,929      Huntsman Chemical                                            Term B       03/15/04                   3,928,571
        3,929      Huntsman Chemical                                            Term C       03/15/05                   3,928,571
        4,917    Texas Petrochemical Corp. (industrial chemicals)               Term B       06/30/04                   4,916,667
                                                                                                            ----------------------
                                                                                                                       36,885,059
                                                                                                            ----------------------
                 Industrial Equipment:  6.5%
        2,814    Calmar, Inc. (non-aerosol fluid dispensing systems)            Axel A (A)   09/15/03                   2,814,286
        2,111      Calmar, Inc.                                                 Axel B (A)   03/15/04                   2,110,714
        8,000    CNB International (metal stamping press manufacturer)          Term         10/18/04                   8,000,000
        9,967    Columbus McKinnon (industrial lifts and hoists)                Term B       03/01/04                   9,966,667
        9,867    Graphic Controls Corp. (industrial and medical charts)         Term B       09/28/03                   9,866,586
        4,270    Intermetro Industries, Inc. (storage and material
                   transport products)                                          Term B       06/30/03                   4,270,109
        3,321      Intermetro Industries, Inc.                                  Term C       06/30/04                   3,321,196
        4,922    Jackson Products, Inc. (industrial safety equipment
                    manufacturer                                                Term B       09/01/02                   4,921,740
        4,925      Jackson Products, Inc.                                       Term C       09/01/03                   4,925,000
        1,343      Jackson Products, Inc.                                       Term D       09/01/03                   1,343,250
        5,700    Mettler-Toledo (weigh scale manufacturer)                      Term B       12/31/04                   5,700,000

        9,827    Schrader, Inc. (fluid/air control valve manufacturer)          Term B       11/30/02                   9,827,259
                                                                                                            ----------------------
                                                                                                                       67,066,807
                                                                                                            ----------------------
                 Industrial Services:  3.6%
        1,880    Allied Waste Industries, Inc. (waste management)               Axel A (A)   06/23/03                   1,879,951
        3,760      Allied Waste Industries, Inc.                                Axel B (A)   06/23/04                   3,759,902
        3,760      Allied Waste Industries, Inc.                                Axel C (A)   06/23/05                   3,759,902
        8,500    Clean Harbors (environmental services)                         Term         05/08/00                   8,500,000
        9,000    Coinmach Corp. (commercial laundry operator)                   Term B       06/08/04                   9,000,000
        5,000    Laidlaw Environmental Services, Inc. (waste management)        Term B       05/15/04                   5,000,000
        5,000      Laidlaw Environmental Services, Inc.                         Term C       05/15/05                   5,000,000
                                                                                                            ----------------------
                                                                                                                       36,899,755
                                                                                                            ----------------------
                 Media/Broadcast:  7.7%
        4,070    Benedek Broadcasting Television Corp. (broadcasting)           Axel A (A)   12/05/02                   4,069,763
        4,220      Benedek Broadcasting Television Corp.                        Axel B (A)   12/05/02                   4,219,589
          889    Classic Cable (rural cable system operator)                    Revolver     06/30/03                     889,042
        5,124      Classic Cable                                                Term B       06/30/05                   5,124,179
        7,500    Entravision (Spanish broadcast television)                     Term B       12/31/04                   7,500,000

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1997
--------------------------------------------------------------------------------

     Principal
      Amount                                                                       Loan       Stated
     (000's)                           Industry/Borrower                           Type      Maturity                Value
     ---------                         -----------------                           ----      --------                -----
                 Media/Broadcast (continued)
      $10,000    FrontierVision (cable television)                              Term B       06/30/05                 $10,000,000
       10,000    Intermedia Partners IV (cable television)                      Term         01/01/05                  10,000,000
       15,000    Jacor Communications (radio broadcasting)                      Term B       06/15/04                  15,000,000
        9,950    Metro-Goldwyn-Mayer, Inc. (film library)                       Term B       10/10/03                   9,950,000
        3,109    Outdoor Systems, Inc. (outdoor advertising)                    Term B       12/31/03                   3,108,875
        9,850    Phoenix Associates, Inc. (cable television)                    Term B       12/31/99                   9,850,000
                                                                                                            ----------------------
                                                                                                                       79,711,448
                                                                                                            ----------------------
                 Metal Products:  4.5%
        7,500    American Bumper and Manufacturing Co. (automotive bumpers)     Term B       04/30/04                   7,500,000
        5,985    Cable Systems International (cable wire manufacturer)          Term B       10/04/02                   5,985,000
        9,850    GS Technologies (metal products)                               Term         09/30/02                   9,850,000

        9,421    Hayes Wheels International (automotive wheels)                 Term B       07/31/03                   9,420,833
        7,537      Hayes Wheels International                                   Term C       07/31/04                   7,536,667
        1,304    National Refractories, Inc. (kiln lining materials)            Term B       09/30/99                   1,304,257
        4,980      National Refractories, Inc.                                  Term C       09/30/99                   4,979,726
                                                                                                            ----------------------
                                                                                                                       46,576,483
                                                                                                            ----------------------
                 Miscellaneous Companies:  1.9%
       12,908    Outsourcing Solutions (accounts receivable management)         Term B       11/06/03                  12,908,451
        6,580    Staff Capital, L.P. (employee leasing)                         Term         12/08/99                   6,580,000
                                                                                                            ----------------------
                                                                                                                       19,488,451
                                                                                                            ----------------------

                 Paper Products:  3.4%
        4,534    Duo-Tang, Inc. (report cover manufacturer)                     Term A       12/31/02                   4,534,413
        5,379      Duo-Tang, Inc.                                               Term B       12/31/02                   5,379,151
        7,414    RIC Holdings, Inc. (packaging and paper products)              Term A       02/28/03                   7,413,884
        5,727      RIC Holdings, Inc.                                           Term B       02/27/04                   5,726,708
        4,273      RIC Holdings, Inc.                                           Term C       08/31/04                   4,273,292
        3,634    St. Laurent Paper Products (linerboard manufacturer)           Term B       05/31/03                   3,634,021
        3,866      St. Laurent Paper Products                                   Term C       05/31/04                   3,865,979
                                                                                                            ----------------------
                                                                                                                       34,827,448
                                                                                                            ----------------------
                 Publishing and Information Services:  2.4%
        6,100    Anacomp, Inc. (document storaging and imaging)                 Term         02/28/01                   6,100,000
        7,430    NBC Acquisition (wholesale and retail textbooks)               Term         08/31/03                   7,430,000
        5,000 @  Softworld Services (software fulfillment services)             Term A       06/30/00                   2,000,000
        5,000 @    Softworld Services                                           Term B       06/30/01                   2,000,000
        3,571    Von Hoffman Press, Inc. (textbook manufacturer)                Term B       05/29/04                   3,571,429
        3,571      Von Hoffman Press, Inc.                                      Term C       05/29/05                   3,571,429
                                                                                                            ----------------------
                                                                                                                       24,672,858
                                                                                                            ----------------------
                 Restaurants:  4.4%
       24,938    Boston Chicken, Inc. (quick service restaurant chain)          Lease/       12/12/01                  24,937,500
                                                                                Term C
        7,981    Denamerica Corp. (quick service restaurant franchisee)         Term         12/31/01                   7,981,347

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1997
--------------------------------------------------------------------------------

     Principal

      Amount                                                                       Loan       Stated
     (000's)                           Industry/Borrower                           Type      Maturity                Value
     ---------                         -----------------                           ----      --------                -----
                 Restaurants (continued)
      $ 2,594    Long John Silvers, Inc. (quick service seafood
                   restaurant chain)                                            Term B       09/30/02                 $ 2,593,594
        4,871    Papa Gino's, Inc. (quick service restaurants)                  Term A       02/19/02                   4,871,324
        4,984      Papa Gino's, Inc.                                            Term B       02/19/04                   4,984,375
                                                                                                            ----------------------
                                                                                                                       45,368,140
                                                                                                            ----------------------
                 Specialty Retailing:  2.9%
        8,035 @  Color Tile, Inc. (home improvement retailer) (3)               Term C       12/31/98                   5,785,117
        7,093 @    Color Tile, Inc. (3)                                         Term D       12/31/98                   5,107,200
        4,706      Color Tile, Inc. (D.I.P.) (3)                                Revolver     12/30/97                   4,706,185
        2,371    M & H Drugs, Inc. (Midwestern retail drugstores)(4)            Term         12/31/96                   2,311,380
       12,500    Murray's Discount Auto Parts (auto parts retailer)             Term         06/30/03                  12,500,000
                                                                                                            ----------------------
                                                                                                                       30,409,882
                                                                                                            ----------------------
                 Textile & Leather Products:  1.0%
        5,702    Targus Group, Int'l. (computer luggage manufacturer)           Term A       01/18/02                   5,702,510
        4,103      Targus Group, Int'l.                                         Term B       01/18/03                   4,102,660
                                                                                                            ----------------------
                                                                                                                        9,805,170
                                                                                                            ----------------------
                 Transportation Services:  5.0%
        4,716    Cruise Ship L.L.C. (cruise ship operator)                      Sr. Note     07/01/01                   4,715,789
        7,484    International Logistics (logistics/freight forwarding)         Term B       12/31/03                   7,484,375
       16,057    RCTR Holdings, Inc. (truck rental)                             Term A       10/16/01                  16,057,143
        4,000    Safelite Glass Corp. (automobile windshield replacement)       Term B       12/20/04                   4,000,000
        3,580    Sky Chef's International, Inc. (airline food service)          Term A       09/15/00                   3,579,623
        8,603      Sky Chef's International, Inc.                               Term B       09/15/01                   8,624,980
        1,059      Sky Chef's International, Inc.                               Term C       09/15/03                   1,061,917
        6,000    TravelCenters of America (road transport service centers)      Term B       03/27/05                   6,000,000
                                                                                                            ----------------------
                                                                                                                       51,523,827
                                                                                                            ----------------------

                      Total Senior Loans - 128.0%                                                                   1,321,447,107
                      (Cost $1,334,536,265)                                                                 ----------------------

                             OTHER CORPORATE DEBT

     Principal
      Amount                                                                       Loan       Stated
     (000's)                           Industry/Borrower                           Type      Maturity                Value
     ---------                         -----------------                           ----      --------                -----
                 Diversified Manufacturing:  0.6%

     $  6,000    Capital Tool & Design (brake backing plates)                   Sub. Note    07/26/03       $ 6,000,000

                 Electronic Equipment:  1.4%
       15,000    Viasystems, Inc. (electronic equipment)                        Sub. Note    04/11/07        15,000,000
                                                                                                          ----------------------
                      Total Other Corporate Debt - 2.0%                                                      21,000,000
                      (Cost $21,000,000)                                                                  ----------------------

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1997
--------------------------------------------------------------------------------

                       COMMON STOCK AND PREFERRED STOCK

       Shares
       ------
                 Apparel Products:  0.0%
      $13,924 @  Butterick Company, Inc.                                                                               $   13,000
                                                                                                            ----------------------

                 Diversified Manufacturing:  0.0%
        2,633 @  KDI Corp.---common (defense and leisure products) (2)                                                         --
                                                                                                            ----------------------

                 Restaurants:  0.4%
      413,980 @  America's Favorite Chicken Co.---common (quick service restaurant chain) (R)                           3,645,645
       17,664 @  Flagstar, Inc.---common (family restaurants, institutional food service companies)                         8,280
                                                                                                            ----------------------
                                                                                                                        3,653,925
                                                                                                            ----------------------
                 Textiles:  0.2%
       12,764 @  Dan River (Braelan) Corp.---common (diversified textiles) (R)                                          2,288,045
                                                                                                            ----------------------
                      Total Common Stock and Preferred Stock - 0.6%                                                     5,954,970
                                                                                                            ----------------------
                      (Cost $1,784,116 )


                 STOCK PURCHASE WARRANTS AND OTHER SECURITIES
            1 @  Autotote Systems, Inc., Warrant representing 48,930 common shares (designer and
                   manufacturer of wagering equipment), Expires 10/30/03 (R)                                               28,281
            1 @  Autotote Systems, Inc., Option representing 0.248% common shares issued

                   and outstanding (R)                                                                                         --
       80,634 @  Capital Tool & Design, Warrants representing 80,634 common shares (brake
                   backing plates) (R)                                                                                    143,529
       19,000 @  Covenant Care, Inc., Warrants representing 19,000 common shares (long-term
                   healthcare facilities) (R)                                                                             285,000
            1 @  Cruise Ship, L.L.C., Warrant representing 4,105 voting shares (cruise ship operator) (R)                      --
            1 @  Cruise Ship, L.L.C., Warrant representing 4,666 non-voting shares (R)                                         --
       26,606 @  KDI Corp. Units of Trust (defense and leisure products) (R)(2)                                                --
            1 @  Medtech Products, Warrants (R)                                                                                --
            1 @  Staff Capital, L.P., Common Limited Partnership Unit (employee leasing) (R)                              614,789
            1 @  Staff Capital, L.P., Preferred Limited Partnership Unit (R)                                               61,000
                                                                                                            ----------------------
                      Total Stock Purchase Warrants and Other Securities - 0.1%                                         1,132,599
                                                                                                            ----------------------
                      (Cost $61,100)

                      Total Investments (Cost $1,357,381,481) (5)                             130.7%           $    1,349,534,676
                      Liabilities in Excess of Cash and Other Assets-Net                      (30.7)                 (317,432,499)
                                                                                           -------------    ----------------------
                           Net Assets                                                         100.0%           $    1,032,102,177
                                                                                           =============    ======================

----------------------
@    Non-income producing security
(A) Axel describes an amortizing extended term loan with limited call protection.
(R)  Restricted security
 * Senior loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, LIBOR, the certificate of deposit rate, or in some cases another base lending rate.

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1997
--------------------------------------------------------------------------------

(1) The borrower is restructuring and interest is being recognized as cash payments are received.
(2)  The borrower filed for protection under Chapter 7 of the U.S.
     Federal bankruptcy code and is in the process of developing a plan of liquidation.
(3) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code and is in the process of developing a plan of reorganization.
(4) The borrower has entered into a forebearance agreement pending sale of the company or refinance of this debt.

(5) For Federal income tax purposes, which is the same for financial reporting purposes, cost of investments is $1,357,381,481 and net unrealized depreciation consists of the following:

                 Gross Unrealized Appreciation                              $     6,491,092
                 Gross Unrealized Depreciation                                  (14,337,897)
                                                                            ---------------
                      Net Unrealized Depreciation                           $    (7,846,805)
                                                                            ===============




                       Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
FUND ADVISORS AND AGENTS
--------------------------------------------------------------------------------


INVESTMENT MANAGER
Pilgrim America Investments, Inc.
Two Renaissance Square
40 North Central Avenue
Suite 1200
Phoenix, AZ 85004-4424


SHAREHOLDER SERVICING AGENT
Pilgrim America Group, Inc.
Two Renaissance Square
40 North Central Avenue
Suite 1200
Phoenix, AZ 85004-4424
1-800-331-1080


WRITTEN REQUESTS
Please mail all account inquiries and other comments to:

Pilgrim America Prime Rate Trust Account Services
c/o Pilgrim America Group, Inc.
Two Renaissance Square
40 North Central Avenue, Suite 1200
Phoenix, AZ 85004-4424


TOLL FREE SHAREHOLDER INFORMATION

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-331-1080.

INSTITUTIONAL INVESTORS AND ANALYSTS

Call Pilgrim America Prime Rate Trust
1-800-336-3436, Extension 8256


TRANSFER AGENT

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

                            Pilgrim America Funds

                                MASTERS SERIES
                                --------------

                           Pilgrim America Masters
                           Asia-Pacific Equity Fund

                           Pilgrim America Masters
                              MidCap Value Fund

                           Pilgrim America Masters
                             LargeCap Value Fund

                                 ELITE SERIES
                                 ------------

                               Pilgrim America
                                MagnaCap Fund

                               Pilgrim America
                               High Yield Fund

                              Pilgrim Government
                            Securities Income Fund




                               Pilgrim America
                                    Funds


 "Our goal is for every investor to have a successful investment experience."

Prospectuses containing more complete information regarding the funds, including charges and expenses, may be obtained by calling Pilgrim America Securities, Inc. Distributor at 1-800-334-3444. Please read the prospectuses carefully before you invest or send money.

                             13-SS-062397 072997

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

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